Annual Total Returns[BarChart] - EQUITY INDEX FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.75%	15.76%	31.95%	13.31%	0.70%	11.84%	21.65%	(4.55%)	31.33%	17.89%